Income Taxes	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Income Taxes

Note 9. Income Taxes

The Company’s financial statements include total net income (loss) before taxes of approximately $2.4 million and approximately $0.9 million for the years ended December 31, 2019 and 2018, respectively. The income tax provision consists of the following:

	December 31
	2019	2018
Federal
Current	547,749	311,183
Deferred	(40,546)	(119,993)
State and Local
Current	-	-
Deferred	-	13,984
Change in Valuation allowance	168,651	106,009
Income tax provision (benefit)	675,854	311,183

Reconciliations of the differences between the provision/(benefit) for income taxes and income taxes at the statutory U.S. federal income tax rate is as follows:

	2019		2018
	Amount	Percent of Pretax Income	Amount	Percent of Pretax Income
Current tax at U.S. statutory rate	514,015	21.00%	189,847	21.00%
Nondeductible/nontaxable items	2,436	0.10%	1,343	0.15%
State taxes, net of federal benefit	-	0.00%	-	0.00%
State effect of perm items	-	0.00%	-	0.00%
Valuation allowance activity	168,651	6.89%	106,009	11.72%
Deferred rate change	-	0.00%	13,984	1.55%
Current/deferred rate differential	-	0.00%	-	0.00%
Federal payable true-up	(9,248)	-0.38%	-	0.00%
Other	1	0.00%	-	0.00%
Total Income Tax Provision/(Benefit)	675,854	27.61%	311,183	34.42%

The components of deferred tax assets and liabilities as of December 31, 2019 and 2018 are as follows:

	December 31
	2019	2018
Deferred tax assets:
Unrealized gain/loss	-	-
Start-up cost	313,660	145,009
Total deferred tax assets	313,660	145,009
Valuation allowance	(313,660)	(145,009)

Deferred tax liabilities
Unrealized gain/loss	(128,105)	-
Net Deferred tax assets/(liabilities), net of allowance	(128,105)	-

As of December 31, 2019 and 2018, the Company has concluded that it is more likely than not that the Company will not realize the benefit of its deferred tax assets associated with start-up costs. Start-up costs cannot be amortized against future operating income until a business combination has occurred. Therefore, a full valuation allowance has been established prior to the company completing a business combination, as future events such as business combinations cannot be considered when assessing the realizability of Deferred Tax Assets and when the probability of a special purpose acquisition company consummating a business combination is less than 51%. In addition, a reliable forecast of trust investment income and start-up costs expected to be incurred in the period/s prior to a business combination or a dissolution and liquidation is not practicable. Accordingly, the net deferred tax assets have been fully reserved.

Landsea Homes [Member]
Income Taxes
12.	Income Taxes

The Company reports income taxes on the consolidated income tax returns of LHC since it is a wholly owned subsidiary of LHC. The income tax provision and related balances in these consolidated financial statements have been calculated as if the Company filed a separate tax return and was operating as a separate business from LHC. Therefore, cash tax payments and items of current and deferred taxes may not be reflective of the Company’s actual tax balances.

The effective tax rate of the Company was 25.4% and 25.8% for the nine months ended September 30, 2020 and 2019, respectively. The difference between the statutory tax rate and the effective tax rate for the nine months ended September 30, 2020 is primarily related to state income taxes net of federal income tax benefits, partially offset by the impact of a state rate change and the energy efficient home credit. The difference between the statutory tax rate and the effective tax rate for the nine months ended September 30, 2019 is primarily related to state income taxes net of federal income tax benefits.

12.	Income Taxes

The Company reports income taxes on the consolidated income tax returns of LHC since it is a wholly owned subsidiary of LHC. The income tax provision and related balances in these consolidated financial statements have been calculated as if the Company filed a separate tax return and was operating as a separate business from LHC. Therefore, cash tax payments and items of current and deferred taxes may not be reflective of the Company's actual tax balances.

The provision for income taxes are as follows:

	Year Ended December 31,
	2019	2018	2017
	(dollars in thousands)
Current:
Federal	$4,766	$8,372	$—
State	2,505	3,779	158
Current tax provision	7,271	12,151	158

Deferred:
Federal	(705)	(5,442)	—
State	(407)	(2,096)	—
Deferred tax provision	(1,112)	(7,538)	—

Total income tax (benefit) provision, net	$6,159	$4,613	$158

The provision for income taxes varies from the U.S. federal statutory rate. The following reconciliation shows the significant differences in the tax at statutory and effective rates:

	Year Ended December 31,
	2019	2018	2017
Federal income tax expense	21.0%	21.0%	34.0%
State income tax expense, net of federal tax effect	6.9	7.3	(102.6)
Permanent differences	0.1	—	(5.7)
Energy efficient home credit	(5.4)	—	—
Return to provision adjustment	(1.2)	(0.3)	1.9
Rate change	0.2	—	(859.9)
Change of valuation allowance	—	(16.8)	842.0
Effective tax rate	21.6%	11.2%	(90.3)%

The difference between the statutory tax rate and the effective tax rate for the year ended December 31, 2019 is primarily related to state income taxes net of federal income tax benefits, partially offset by the energy efficient home credit. The difference between the statutory tax rate and the effective tax rate for the year ended December 31, 2018 is primarily related to the release of the valuation allowance and state income taxes net of federal income tax benefits. The difference between the statutory tax rate and the effective tax rate for the year ended December 31, 2017 is primarily related to the establishment of a valuation allowance.

At December 31, 2019 and 2018, the Company did not have any gross uncertain tax positions or unrecognized tax benefits and did not require an accrual for interest or penalties. The Company files income tax returns in the U.S. federal jurisdiction and in the states of Arizona, California, Massachusetts, New Jersey, New York and Pennsylvania.

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of the assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The tax effects of significant temporary differences that give rise to the net deferred tax asset are as follows:

	December 31,
	2019	2018
	(dollars in thousands)
Accrued expenses	$14,175	$14,972
Right-of-use asset	(1,762)	—
Allowance, reserves and other	526	2,048
Net operating loss and credit carryforward	21	15
Basis difference in investments	(4,462)	(9,918)
Basis difference in property and equipment	(274)	(238)
Total deferred tax asset, net	$8,224	$6,879

Based on the Company's policy on deferred tax valuation allowances as discussed in Note 2 - Summary of Significant Accounting Policies and its analysis of positive and negative evidence, management believed that there was enough evidence for the Company to conclude that it was likely to realize all of its deferred tax asset as of December 31, 2018. As a result, the Company released a valuation allowance of $6.9 million during the year ended December 31, 2018 related to its federal and state deferred taxes.

At December 31, 2019 and 2018, the Company had no federal NOL carryforwards, and various state NOL carryforwards totaling $0.3 million and $0.2 million, respectively. The state NOLs may be carried forward up to 20 years to offset future taxable income and begin to expire in 2035.

The Company completed its accounting for the Tax Cuts and Jobs Act (the "Tax Act") in accordance with the one-year measurement period provided in Staff Accounting Bulletin No. 118 (“SAB 118”) in 2018. The Company recorded a provisional adjustment of $2.2 million in 2017 to remeasure its deferred taxes from 35% to 21%, which was offset with a valuation allowance. The final remeasurement of the Company's deferred tax asset resulted in an insignificant adjustment to tax expense. Additionally, the Company intends to review its interest expense annually and timely elect provisions that maximize the Company's ability to expense interest as incurred.

The statute of limitations is three years for federal income tax purposes, four years for state income tax purposes, and six years for foreign income tax purposes.  The Company's federal and state tax returns from 2013 and forward are open under statute due to losses claimed in those periods utilized in 2018 and 2017.